Changes in accounting policies - Initial application of IFRS 9 cashflow (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cash flows from (used in) operating activities [abstract]
Income / (loss) before tax	$ 18,874,000,000	$ 13,420,000,000	[1]	$ (178,000,000)	[1]
Depreciation, amortisation and net impairment losses	9,249,000,000	8,644,000,000	[1]	11,550,000,000	[1]
Exploration expenditures written off	357,000,000	(8,000,000)	[1]	1,800,000,000	[1]
(Gains) losses on foreign currency transactions and balances	166,000,000	(127,000,000)	[1]	120,000,000	[1]
(Gains) losses on sales of assets and businesses	(648,000,000)	395,000,000	[1]	(110,000,000)	[1]
(Increase) decrease in other items related to operating activities	(526,000,000)	(884,000,000)	[1]	877,000,000	[1]
(Increase) decrease in net derivative financial instruments	409,000,000	19,000,000	[1]	1,198,000,000	[1]
Interest received	176,000,000	148,000,000	[1]	134,000,000	[1]
Interest paid	(441,000,000)	(622,000,000)	[1]	(548,000,000)	[1]
Cash Flows From Used In Operations Before Changes In Working Capital And Taxes Paid	27,615,000,000	20,985,000,000	[1]	14,843,000,000	[1]
Taxes paid	(9,010,000,000)	(5,766,000,000)	[1]	(4,386,000,000)	[1]
(Increase) decrease in working capital	1,090,000,000	(417,000,000)	[1]	(1,639,000,000)	[1]
Cash flows provided by operating activities	19,694,000,000	14,802,000,000	[1]	8,818,000,000	[1]
Cash flows from (used in) investing activities [abstract]
Additions through business combinations	(3,557,000,000)	0	[1]	0	[1]
Capital expenditures and investments	(11,367,000,000)	(10,755,000,000)	[1]	(12,191,000,000)	[1]
(Increase) decrease in financial investments	1,358,000,000	592,000,000	[1]	877,000,000	[1]
(Increase) decrease in derivatives financial instruments		(439,000,000)		216,000,000
(Increase) decrease in other items interest bearing	343,000,000	79,000,000	[1]	107,000,000	[1]
Proceeds from sale of assets and businesses	1,773,000,000	406,000,000	[1]	761,000,000	[1]
Cash flows provided by (used in) investing activities	(11,212,000,000)	(10,117,000,000)	[1]	(10,230,000,000)	[1]
Cash flows from (used in) financing activities [abstract]
New finance debt	998,000,000	0	[1]	1,322,000,000	[1]
Repayment of finance debt	2,875,000,000	(4,775,000,000)	[1]	(1,072,000,000)	[1]
Dividend paid	2,672,000,000	(1,491,000,000)	[1]	(1,876,000,000)	[1]
Net current finance debt and other	(476,000,000)	444,000,000	[1]	(333,000,000)	[1]
Cash flows provided by (used in) financing activities	(5,025,000,000)	(5,822,000,000)	[1]	(1,959,000,000)	[1]
Net increase (decrease) in cash and cash equivalents	3,458,000,000	(1,137,000,000)	[1]	(3,371,000,000)	[1]
Effect of exchange rate changes on cash and cash equivalents	(292,000,000)	436,000,000	[1]	(152,000,000)	[1]
Cash and cash equivalents at the beginning of the period (net of overdraft)	4,390,000,000	5,090,000,000	[1]	8,613,000,000	[1]
Cash and cash equivalents at the end of the period (net of overdraft)	7,556,000,000	4,390,000,000		5,090,000,000	[1]
Previously stated [member]
Cash flows from (used in) operating activities [abstract]
Income / (loss) before tax		13,420,000,000		(178,000,000)
Depreciation, amortisation and net impairment losses		8,644,000,000		11,550,000,000
Exploration expenditures written off		(8,000,000)		1,800,000,000
(Gains) losses on foreign currency transactions and balances		(453,000,000)		(137,000,000)
(Gains) losses on sales of assets and businesses		395,000,000		(110,000,000)
(Increase) decrease in other items related to operating activities		(391,000,000)		1,076,000,000
(Increase) decrease in net derivative financial instruments		(596,000,000)		1,307,000,000
Interest received		282,000,000		280,000,000
Interest paid		(622,000,000)		(548,000,000)
Cash Flows From Used In Operations Before Changes In Working Capital And Taxes Paid		20,671,000,000		15,040,000,000
Taxes paid		(5,766,000,000)		(4,386,000,000)
(Increase) decrease in working capital		(542,000,000)		(1,620,000,000)
Cash flows provided by operating activities		14,363,000,000		9,034,000,000
Cash flows from (used in) investing activities [abstract]
Capital expenditures and investments		(10,755,000,000)		(12,191,000,000)
(Increase) decrease in financial investments		592,000,000		877,000,000
(Increase) decrease in other items interest bearing		79,000,000		107,000,000
Proceeds from sale of assets and businesses		406,000,000		761,000,000
Cash flows provided by (used in) investing activities		(9,678,000,000)		(10,446,000,000)
Cash flows from (used in) financing activities [abstract]
New finance debt		0		1,322,000,000
Repayment of finance debt		(4,775,000,000)		(1,072,000,000)
Dividend paid		(1,491,000,000)		(1,876,000,000)
Net current finance debt and other		444,000,000		(333,000,000)
Cash flows provided by (used in) financing activities		(5,822,000,000)		(1,959,000,000)
Net increase (decrease) in cash and cash equivalents		(1,137,000,000)		(3,371,000,000)
Effect of exchange rate changes on cash and cash equivalents		436,000,000		(152,000,000)
Cash and cash equivalents at the beginning of the period (net of overdraft)	$ 4,390,000,000	5,090,000,000		8,613,000,000
Cash and cash equivalents at the end of the period (net of overdraft)		4,390,000,000		5,090,000,000
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Cash flows from (used in) operating activities [abstract]
(Gains) losses on foreign currency transactions and balances		326,000,000		257,000,000
(Increase) decrease in other items related to operating activities		(493,000,000)		(199,000,000)
(Increase) decrease in net derivative financial instruments		615,000,000		(109,000,000)
Interest received		(134,000,000)		(146,000,000)
Cash Flows From Used In Operations Before Changes In Working Capital And Taxes Paid		314,000,000		(197,000,000)
(Increase) decrease in working capital		125,000,000		(19,000,000)
Cash flows provided by operating activities		439,000,000		(216,000,000)
Cash flows from (used in) investing activities [abstract]
(Increase) decrease in derivatives financial instruments		(439,000,000)		216,000,000
Cash flows provided by (used in) investing activities		$ (439,000,000)		$ 216,000,000

[1]	* Related to a change in accounting policies, see note 2 7 Changes in accounting policies for more information.